Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Line Items]
Less: Allowance for credit loss	$ (1,343,107)	$ (248,956)	$ (325,457)	$ (55,533)
Accounts receivable, net	36,654,784	25,761,683
Receivables from console game, gaming hardware, computer accessories and other multimedia products, and console game code [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	37,285,373	23,121,281
Receivables from game publishing [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	507,494	2,604,231
Receivables from advertising service [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 205,024	$ 285,127